SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2017
SUBSEQUENT EVENTS

20. SUBSEQUENT EVENTS

On January 2, 2018, our Board of Directors declared a regular quarterly cash dividend of $1.25 per share of Common and Class B common stock that was paid on January 31, 2018 to shareholders of record as of January 16, 2018.

Effective February 5, 2018, we decreased the borrowing capacity under our credit agreement from $600,000 to $300,000. See Note 6.

On February 6, 2018, our Board of Directors approved an increase to the quarterly cash dividend per share of Common and Class B common stock to $1.45 per share from $1.25 per share, beginning with the dividend that will be paid in April 2018.